Employee benefits	6 Months Ended
Dec. 31, 2024
Statement [line items]
Employee benefits
Note 11. Employee benefits

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Annual leave	374,385	364,933
Superannuation payable	4,456	—

	378,841	364,933

Non-current liabilities
Long service leave	35,800	35,219

	414,641	400,152